T. ROWE PRICE Institutional Floating Rate Fund
August 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Miscellaneous  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 578 605
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 347 391
Total Asset-Backed Securities
(Cost $994) 996
BANK LOANS  87.6% (2)
Aerospace & Defense  2.9%
Apple Bidco, FRN, 1M TSFR +
2.50%, 6.816%, 9/23/31  4,895 4,894
Bleriot U.S. Bidco, FRN, 3M TSFR +
2.50%, 6.808%, 10/31/30 (3) 10,650 10,669
Brown Group Holding, FRN, 3M
TSFR + 2.75%, 7.027%, 7/1/31 (3) 27,245 27,240
Dynasty Acquisition, FRN, 1M TSFR
+ 2.00%, 6.316%, 10/31/31  23,129 23,163
Kaman, FRN, 3M TSFR + 2.75%,
1.584%, 2/26/32 (4) 425 426
Kaman, FRN, 3M TSFR + 2.75%,
6.91%, 2/26/32  4,510 4,518
TransDigm, FRN, 1M TSFR + 2.50%,
6.853%, 8/19/32  22,185 22,190
TransDigm, FRN, 3M TSFR + 2.50%,
6.796%, 2/28/31 (3) 27,057 27,074
TransDigm, FRN, 3M TSFR + 2.50%,
6.796%, 1/19/32  786 787
TransDigm, FRN, 3M TSFR + 2.75%,
7.046%, 8/24/28  15,702 15,739
TransDigm, FRN, 3M TSFR + 2.75%,
7.046%, 3/22/30  6,887 6,903
143,603
Airlines  0.9%
AAdvantage Loyality IP, FRN, 3M
TSFR + 2.25%, 6.575%, 4/20/28  38,581 38,442
SkyMiles IP, FRN, 3M TSFR +
3.75%, 8.075%, 10/20/27  3,193 3,201
41,643
Automotive  2.1%
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 8.43%, 4/6/28 (3) 17,346 16,905
Belron Finance, FRN, 3M TSFR +
2.50%, 6.742%, 10/16/31  11,515 11,564
Clarios Global, FRN, 1M TSFR +
2.50%, 6.816%, 5/6/30  8,313 8,309
Clarios Global, FRN, 1M TSFR +
2.75%, 7.066%, 1/28/32  28,220 28,220
Mavis Tire Express Services Topco,
FRN, 3M TSFR + 3.00%, 7.199%,
5/4/28 (3) 28,614 28,674
Par/Shares $ Value
(Amounts in 000s)
‡
Wand NewCo 3, FRN, 1M TSFR +
2.50%, 6.816%, 1/30/31 (3) 12,365 12,336
106,008
Broadcasting  3.1%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 8.43%,
8/21/28 (3) 13,515 13,512
CMG Media, FRN, 3M TSFR +
3.50%, 7.896%, 6/18/29 (3) 33,241 31,894
E.W. Scripps, FRN, 1M TSFR +
3.35%, 7.615%, 11/30/29  5,515 5,308
E.W. Scripps, FRN, 1M TSFR +
5.75%, 10.015%, 6/30/28  12,376 12,415
Gray Media, FRN, 1M TSFR +
5.25%, 9.53%, 6/4/29  188 188
Neptune Bidco U.S., FRN, 3M TSFR
+ 5.00%, 9.429%, 4/11/29 (3) 30,725 29,803
Nexstar Media, FRN, 1M TSFR +
2.50%, 6.816%, 6/28/32  11,920 11,864
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.179%, 10/11/29 (5) 8,434 8,308
Sinclair Television Group, FRN, 3M
TSFR + 3.30%, 7.87%, 12/31/29  5,420 4,870
Townsquare Media, FRN, 3M TSFR
+ 5.00%, 9.195%, 2/19/30 (6) 6,782 6,036
Univision Communications, FRN, 1M
TSFR + 3.25%, 7.68%, 1/31/29  6,723 6,681
Univision Communications, FRN, 1M
TSFR + 3.50%, 7.93%, 1/31/29  17,553 17,494
Univision Communications, FRN, 3M
TSFR + 4.25%, 8.546%, 6/24/29  5,049 5,044
153,417
Building Products  1.4%
Chariot Buyer, FRN, 1M TSFR +
3.00%, 7/23/32 (3) 10,990 10,990
Chariot Buyer, FRN, 1M TSFR +
3.50%, 7.666%, 11/3/28  7,982 7,979
CP Atlas Buyer, FRN, 1M TSFR +
5.25%, 9.566%, 7/8/30  11,440 10,977
MITER Brands Acquisition Holdco,
FRN, 1M TSFR + 2.75%, 7.066%,
3/28/31  6,898 6,925
Quikrete Holdings, FRN, 1M TSFR +
2.25%, 6.566%, 1/30/32  29,691 29,672
QXO Building Products, FRN, 3M
TSFR + 3.00%, 7.296%, 4/30/32  2,875 2,899
69,442
Cable Operators  1.1%
Cable One, FRN, 1M TSFR + 2.00%,
6.43%, 5/3/28 (3) 4,470 4,377
CSC Holdings, FRN, 1M TSFR +
4.50%, 8.65%, 1/18/28  12,313 12,264
CSC Holdings, FRN, 3M TSFR +
1.50%, 9.00%, 4/15/27  23,198 22,652
Directv Financing, FRN, 1M TSFR +
5.50%, 2/18/31 (3) 353 343
Directv Financing, FRN, 3M TSFR +
5.25%, 9.82%, 8/2/29  6,871 6,815

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Rad iate Holdco, FRN, 1M TSFR +
3.50%, 9.43%, 9/25/29 (1.50% PIK
and 1M TSFR + 3.50% Cash) (7) 11,893 9,673
56,124
Chemicals  1.4%
Nouryon Finance, FRN, 1M TSFR +
3.25%, 7.424%, 4/3/28  5,728 5,737
Nouryon Finance, FRN, 1M TSFR +
3.25%, 7.50%, 4/3/28  21,201 21,228
Qnity Electronics, FRN, 1M TSFR +
2.00%, 8/12/32 (3) 16,640 16,588
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 8.728%, 4/23/29  10,816 8,547
W. R. Grace Holdings, FRN, 3M
TSFR + 3.00%, 7.195%, 8/8/32 (6) 7,180 7,171
Windsor Holdings III, FRN, 1M TSFR
+ 2.75%, 7.073%, 8/1/30  11,873 11,878
71,149
Consumer Products  0.4%
19th Holdings Golf, FRN, 1M TSFR +
3.25%, 7.573%, 2/7/29  4,328 4,299
ABG Intermediate Holdings 2, FRN,
1M TSFR + 2.25%, 6.566%, 12/21/28  5,542 5,529
Peloton Interactive, FRN, 1M TSFR +
5.50%, 9.816%, 5/30/29 (3) 9,674 9,819
19,647
Container  1.4%
Albea Beauty Holdings, FRN, 3M
EURIBOR + 5.00%, 6.98%, 12/31/27
(EUR)  3,470 4,070
Charter Next Generation, FRN, 1M
TSFR + 2.75%, 6.925%, 11/29/30  47,529 47,714
Pregis TopCo, FRN, 1M TSFR +
4.00%, 8.316%, 2/1/29  1,200 1,210
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 8.263%, 9/15/28 (3) 17,960 17,938
70,932
Energy  2.4%
Brazos Delaware II, FRN, 1M TSFR
+ 3.00%, 7.357%, 2/11/30  6,929 6,931
CPPIB OVM Member U.S., FRN, 3M
TSFR + 2.50%, 6.796%, 8/20/31 (3) 5,455 5,463
EPIC Crude Services, FRN, 3M
TSFR + 2.50%, 6.828%, 10/15/31  16,055 16,100
Goodnight Water Solutions Holdings,
FRN, 1M TSFR + 4.00%, 8.316%,
6/4/29  4,681 4,696
Hilcorp Energy I, FRN, 1M TSFR +
2.00%, 6.15%, 2/11/30  4,693 4,693
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 3.00%, 7.316%, 4/1/32  11,392 11,451
NGL Energy Operating, FRN, 1M
TSFR + 3.75%, 8.066%, 2/3/31 (3) 28,775 28,818
Northriver Midstream Finance, FRN,
3M TSFR + 2.25%, 6.541%, 8/16/30  11,696 11,701
Prairie Acquiror, FRN, 1M TSFR +
3.75%, 8.066%, 8/1/29  20,075 20,186
Par/Shares $ Value
(Amounts in 000s)
‡
WaterBridge NDB Operating, FRN,
1M TSFR + 4.00%, 8.174%, 5/10/29  9,296 9,334
119,373
Entertainment & Leisure  3.6%
AMC Entertainment Holdings,
FRN, 1M TSFR + 7.00%, 11.34%,
1/4/29 (3) 32,179 32,215
Cinemark USA, FRN, 1M TSFR +
2.25%, 6.56%, 5/24/30  5,812 5,815
Crown Finance U.S., FRN, 1M TSFR
+ 4.50%, 8.78%, 12/2/31 (3) 34,784 34,741
Delta 2, FRN, 3M TSFR + 2.00%,
6.294%, 9/10/31  18,880 18,864
EOC Borrower, FRN, 1M TSFR +
3.00%, 7.316%, 3/24/32  30,785 30,836
SeaWorld Parks & Entertainment,
FRN, 1M TSFR + 2.00%, 6.316%,
12/4/31  6,156 6,144
UFC Holdings, FRN, 3M TSFR +
2.25%, 6.465%, 11/21/31  48,702 48,817
United Talent Agency, FRN, 1M
TSFR + 3.50%, 7.65%, 6/10/32 (6) 1,654 1,662
179,094
Financial  15.1%
Acrisure, FRN, 1M TSFR + 3.00%,
7.316%, 11/6/30 (3) 33,488 33,436
Acrisure, FRN, 1M TSFR + 3.25%,
7.566%, 6/5/32  14,929 14,905
Alera Group, FRN, 1M TSFR +
3.25%, 7.566%, 5/30/32  38,640 38,776
Alera Group, FRN, 1M TSFR +
5.50%, 9.816%, 5/30/33  60,620 62,742
AmWINS Group, FRN, 1M TSFR +
2.25%, 6.566%, 1/30/32  9,921 9,913
Apollo Commercial Real Estate
Finance, FRN, 1M TSFR + 3.25%,
7.40%, 6/13/30  3,260 3,287
BCPE Pequod Buyer, FRN, 1M
TSFR + 3.00%, 7.316%, 11/25/31  19,830 19,847
Blackstone Mortgage Trust, FRN, 1M
TSFR + 3.00%, 7.316%, 12/10/30  6,907 6,930
Citadel Securities Global Holdings,
FRN, 1M TSFR + 2.00%, 6.316%,
10/31/31  3,866 3,875
Citco Funding, FRN, 3M TSFR +
2.75%, 6.806%, 4/27/28  4,665 4,681
Claros Mortgage Trust, FRN, 1M
TSFR + 4.50%, 8.916%, 8/9/26  4,371 4,229
CRC Insurance Group, FRN, 3M
TSFR + 2.75%, 7.046%, 5/6/31 (3) 17,363 17,363
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 9.046%, 5/6/32  60,430 61,638
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.00%, 7.316%,
4/7/28 (3) 17,354 17,369
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 9.566%,
10/6/28 (3) 32,646 32,666

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Focus Financial Partners, FRN, 1M
TSFR + 2.75%, 7.066%, 9/15/31 (3) 61,941 61,891
GTCR Everest Borrower, FRN, 3M
TSFR + 2.75%, 7.064%, 9/5/31 (3) 11,939 11,959
HighTower Holding, FRN, 3M TSFR
+ 2.75%, 7.071%, 2/3/32  47,752 47,663
HUB International, FRN, 3M TSFR +
2.25%, 6.575%, 6/20/30  71,729 71,848
Jane Street Group, FRN, 3M TSFR +
2.00%, 6.199%, 12/15/31  27,099 27,000
Jones Deslauriers Insurance
Management, FRN, 3M TSFR +
2.75%, 7.058%, 3/15/30  13,139 13,046
KREF Holdings X, FRN, 1M TSFR +
3.25%, 7.607%, 3/5/32  7,699 7,699
OneDigital Borrower, FRN, 1M TSFR
+ 3.00%, 7.316%, 7/2/31 (3) 29,733 29,708
OneDigital Borrower, FRN, 1M TSFR
+ 5.25%, 9.566%, 7/2/32  28,425 28,674
Osaic Holdings, FRN, 1M TSFR +
3.00%, 7.316%, 7/30/32 (3) 33,902 33,865
PEX Holdings, FRN, 6M TSFR +
2.75%, 6.967%, 11/26/31  7,272 7,269
RFS OPCO, FRN, 3M TSFR +
4.75%, 4/4/31 (4)(6) 1,695 1,691
RFS OPCO, FRN, 3M TSFR +
4.75%, 9.046%, 4/4/31 (6) 4,933 4,898
RFS OPCO, FRN, 3M TSFR +
4.75%, 9.06%, 4/4/31 (6) 2,185 2,169
Ryan Specialty, FRN, 1M TSFR +
2.00%, 6.316%, 9/15/31  5,298 5,310
Sedgwick Claims Management
Services, FRN, 1M TSFR + 2.50%,
6.816%, 7/31/31  58,606 58,753
USI, FRN, 3M TSFR + 2.25%,
6.546%, 11/21/29  4,663 4,656
749,756
Food  0.9%
1440 Foods Topco, FRN, 1M TSFR +
5.00%, 9.316%, 10/31/31  4,980 4,852
Celsius Holdings, FRN, 3M TSFR +
3.25%, 7.541%, 4/1/32  12,010 12,100
Chobani, FRN, 1M TSFR + 2.50%,
6.816%, 10/25/27  9,845 9,860
Primo Brands, FRN, 3M TSFR +
2.25%, 6.546%, 3/31/28  10,786 10,795
Sazerac, FRN, 1M TSFR + 2.50%,
6.692%, 7/9/32  7,315 7,354
44,961
Gaming  1.5%
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 6.566%, 2/6/30  10,728 10,687
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 6.566%, 2/6/31  16,228 16,167
HRNI Holdings, FRN, 3M TSFR +
4.25%, 8.696%, 12/11/28  17,340 16,849
Light & Wonder International, FRN,
1M TSFR + 2.25%, 6.61%, 4/16/29  7,624 7,626
Par/Shares $ Value
(Amounts in 000s)
‡
Ontario Gaming GTA, FRN, 3M
TSFR + 4.25%, 8.546%, 8/1/30  7,434 7,183
Playtika Holding, FRN, 1M TSFR +
2.75%, 7.18%, 3/13/28  2,446 2,408
Voyager Parent, FRN, 3M TSFR +
4.75%, 9.041%, 7/1/32  11,210 11,222
72,142
Health Care  7.9%
1261229 B.C., FRN, 1M TSFR +
6.25%, 10.566%, 10/8/30  20,510 20,208
Amneal Pharmaceuticals, FRN, 1M
TSFR + 3.50%, 7.816%, 8/2/32 (6) 4,030 4,050
AthenaHealth Group, FRN, 1M TSFR
+ 2.75%, 7.066%, 2/15/29  19,942 19,922
Auris Luxembourg III, FRN, 3M TSFR
+ 3.50%, 7.81%, 2/28/29  5,855 5,848
Bausch + Lomb, FRN, 1M TSFR +
4.25%, 8.566%, 1/15/31  12,393 12,395
Concentra Health Services, FRN, 1M
TSFR + 2.00%, 6.316%, 7/26/31  4,460 4,477
Dechra Finance U.S., FRN, 6M
TSFR + 3.25%, 7.447%, 1/27/32  7,427 7,445
Financiere Mendel, FRN, 3M TSFR +
2.75%, 6.976%, 11/8/30  4,208 4,211
Hanger, FRN, 1M TSFR + 3.50%,
7.397%, 10/23/31 (4) 4,310 4,318
Heartland Dental, FRN, 1M TSFR +
3.75%, 8.066%, 8/7/32 (3) 18,264 18,249
Insulet, FRN, 1M TSFR + 2.00%,
6.316%, 8/4/31  5,030 5,056
IVI America, FRN, 3M TSFR +
3.75%, 8.046%, 4/18/31 (3) 9,939 9,969
LifePoint Health, FRN, 3M TSFR +
3.50%, 7.66%, 5/17/31  7,483 7,396
LifePoint Health, FRN, 3M TSFR +
3.75%, 8.068%, 5/17/31  18,324 18,170
Loire Finco Luxembourg, FRN, 3M
TSFR + 4.00%, 8.308%, 1/21/30  7,427 7,464
Medline Borrower, FRN, 1M TSFR +
2.00%, 6.316%, 10/21/28  31,274 31,271
Medline Borrower, FRN, 1M TSFR +
2.00%, 6.316%, 10/23/30 (3) 44,880 44,880
Opal U.S., FRN, 6M TSFR + 3.25%,
7.435%, 4/28/32  53,620 53,888
Paradigm Parent, FRN, 3M TSFR +
4.50%, 8.822%, 4/16/32  4,805 4,300
PetVet Care Centers, FRN, 3M TSFR
+ 1.00%, 8.313%, 10/24/30 (4)(6) 5,370 5,357
Phoenix Newco, FRN, 1M TSFR +
2.50%, 6.816%, 11/15/28 (3) 9,552 9,557
QuidelOrtho, FRN, 1M TSFR +
4.00%, 8/14/32 (3) 5,915 5,841
Sebia, FRN, 3M TSFR + 4.00%,
8.296%, 12/13/27 (6) 13,993 14,098
Star Parent, FRN, 3M TSFR +
4.00%, 8.296%, 9/27/30  4,158 4,132
Surgery Center Holdings, FRN, 1M
TSFR + 2.50%, 6.816%, 12/19/30  34,026 34,038

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Team Health Holdings, FRN, 3M
TSFR + 4.50%, 8.796%, 6/30/28  12,440 12,383
U.S. Renal Care, FRN, 1M TSFR +
5.00%, 9.43%, 6/28/28 (3) 5,936 5,729
VetStrategy Canada Holdings, FRN,
3M TSFR + 3.75%, 8.046%, 12/12/28  6,544 6,577
Waystar Technologies, FRN, 1M
TSFR + 2.00%, 10/22/29 (3) 2,139 2,140
Waystar Technologies, FRN, 1M
TSFR + 2.00%, 6.316%, 10/22/29  9,713 9,717
393,086
Information Technology  16.5%
Applied Systems, FRN, 3M TSFR +
2.25%, 6.446%, 2/24/31  59,510 59,406
Applied Systems, FRN, 3M TSFR +
4.50%, 8.796%, 2/23/32  47,869 48,970
Arches Buyer, FRN, 1M TSFR +
3.25%, 7.666%, 12/6/27  14,968 14,981
Avalara, FRN, 3M TSFR + 3.25%,
7.546%, 3/26/32 (3) 34,615 34,808
Boxer Parent, FRN, 3M TSFR +
3.00%, 7.199%, 7/30/31  4,249 4,242
Boxer Parent, FRN, 3M TSFR +
5.75%, 9.949%, 7/30/32  7,070 6,911
Central Parent, FRN, 3M TSFR +
3.25%, 7.546%, 7/6/29  4,788 3,995
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 7.483%, 3/21/31 (3) 15,030 15,065
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 7.483%, 8/13/32  39,701 39,758
Cloudera, FRN, 1M TSFR + 3.75%,
8.166%, 10/8/28  14,050 13,690
Cloudera, FRN, 1M TSFR + 6.00%,
10.416%, 10/8/29  7,778 6,827
CommScope, FRN, 1M TSFR +
4.75%, 12/17/29 (3) 10,305 10,476
ConnectWise, FRN, 3M TSFR +
3.50%, 8.057%, 9/29/28  9,231 9,257
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 9.226%, 12/12/29  13,759 13,870
Delta Topco, FRN, 1M TSFR +
2.75%, 7.023%, 11/30/29  4,737 4,718
Delta Topco, FRN, 3M TSFR +
5.25%, 9.421%, 11/29/30  17,100 17,057
Disco Parent, FRN, 3M TSFR +
3.25%, 7.484%, 8/1/32 (6) 10,785 10,839
ECI Macola, FRN, 3M TSFR +
2.75%, 7.068%, 5/31/30  9,296 9,319
Ellucian Holdings, FRN, 1M TSFR +
2.75%, 7.066%, 10/9/29  35,229 35,251
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 9.066%, 11/22/32  40,142 41,246
Epicor Software, FRN, 1M TSFR +
2.50%, 6.816%, 5/30/31  68,582 68,726
Fleet U.S. Bidco, FRN, 6M TSFR +
2.50%, 6.542%, 2/21/31 (6) 6,604 6,604
IGT Holding IV, FRN, 3M TSFR +
3.50%, 7.796%, 9/1/31  1,855 1,865
Par/Shares $ Value
(Amounts in 000s)
‡
Javelin Buyer, FRN, 3M TSFR +
5.00%, 9.199%, 12/6/32  9,645 9,555
Kaseya, FRN, 1M TSFR + 3.25%,
7.566%, 3/20/32  14,876 14,899
Kaseya, FRN, 1M TSFR + 5.00%,
9.316%, 3/20/33  36,307 36,341
McAfee, FRN, 1M TSFR + 3.00%,
7.223%, 3/1/29 (3) 39,822 37,881
MH Sub I, FRN, 1M TSFR + 4.25%,
8.566%, 5/3/28  19,326 17,887
MH Sub I, FRN, 1M TSFR + 4.25%,
8.566%, 12/31/31  11,217 9,675
MH Sub I, FRN, 1M TSFR + 6.25%,
10.566%, 2/23/29  15,644 13,509
Orion U.S. Finco, FRN, 1M TSFR +
3.50%, 5/20/32 (3) 9,660 9,724
Orion U.S. Finco, FRN, 1M TSFR +
5.50%, 5/20/33 (3) 3,275 3,287
Polaris Newco, FRN, 3M EURIBOR +
3.75%, 5.776%, 6/2/28 (EUR)  14,578 15,931
Polaris Newco, FRN, 3M TSFR +
3.75%, 8.32%, 6/2/28  10,321 9,786
Project Alpha Intermediate Holding,
FRN, 3M TSFR + 3.25%, 7.546%,
10/26/30  7,424 7,442
Project Alpha Intermediate Holding,
FRN, 3M TSFR + 5.00%, 9.296%,
5/9/33  30,645 30,511
Proofpoint, FRN, 1M TSFR + 3.00%,
7.316%, 8/31/28 (3) 24,846 24,958
RealPage, FRN, 3M TSFR + 3.00%,
7.557%, 4/24/28  4,666 4,658
RealPage, FRN, 3M TSFR + 3.75%,
8.046%, 4/24/28  7,047 7,060
Red Planet Borrower, FRN, 1M TSFR
+ 4.00%, 8/7/32 (3) 9,800 9,665
Sandisk, FRN, 1M TSFR + 3.00%,
7.341%, 2/20/32  23,191 23,104
Starlight Parent, FRN, 1M TSFR +
4.00%, 8.36%, 4/16/32  5,030 4,958
X, 9.50%, 10/26/29  25,775 25,319
X, FRN, 3M TSFR + 6.50%,
10.958%, 10/26/29  26,027 25,422
819,453
Manufacturing  5.4%
Alliance Laundry Systems, FRN, 1M
TSFR + 2.25%, 6.591%, 8/19/31  6,185 6,176
CPM Holdings, FRN, 1M TSFR +
4.50%, 8.78%, 9/28/28  15,042 14,678
Engineered Machinery Holdings,
FRN, 3M TSFR + 3.50%, 8.057%,
5/19/28  24,293 24,428
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 10.557%,
5/21/29  24,883 24,883
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.50%, 11.057%,
5/21/29  10,332 10,332

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Filtration Group, FRN, 1M TSFR +
2.75%, 7.066%, 10/21/28  51,162 51,364
Husky Injection Molding Systems,
FRN, 3M TSFR + 4.50%, 8.731%,
2/15/29 (3) 24,201 24,265
LTI Holdings, FRN, 1M TSFR +
4.25%, 8.566%, 7/29/29  56,690 56,856
Madison IAQ, FRN, 6M TSFR +
2.50%, 6.702%, 6/21/28  16,033 16,051
Madison IAQ, FRN, 6M TSFR +
3.25%, 7.452%, 5/6/32 (3) 4,835 4,855
Madison Safety & Flow, FRN, 1M
TSFR + 2.75%, 7.066%, 9/26/31  5,639 5,656
Pro Mach Group, FRN, 1M TSFR +
2.75%, 7.066%, 8/31/28  21,815 21,868
Recess Holdings, FRN, 3M TSFR +
3.75%, 8.069%, 2/20/30  4,330 4,349
265,761
Metals & Mining  0.4%
Arsenal AIC Parent, FRN, 1M TSFR
+ 2.75%, 7.066%, 8/18/30  19,198 19,192
19,192
Miscellaneous  1.3%
Alliant Holdings Intermediate, FRN,
1M TSFR + 2.50%, 6.823%, 9/19/31  49,153 49,033
Innio North America Holding, FRN,
1M TSFR + 2.25%, 6.61%, 11/2/28  3,585 3,582
Life Time, FRN, 1M TSFR + 2.00%,
6.255%, 11/5/31  8,930 8,926
Watlow Electric Manufacturing, FRN,
3M TSFR + 3.00%, 7.308%, 3/2/28  4,177 4,175
65,716
Other Telecommunications  2.3%
Frontier Communications Holdings,
FRN, 1M TSFR + 2.50%, 6.65%,
7/1/31 (3) 26,139 26,095
Level 3 Financing, FRN, 1M TSFR +
4.25%, 8.566%, 3/29/32 (3) 38,630 38,783
Lumen Technologies, FRN, 1M TSFR
+ 2.35%, 6.78%, 4/16/29 (3) 12,399 12,316
Lumen Technologies, FRN, 1M TSFR
+ 2.35%, 6.78%, 4/15/30 (3) 6,860 6,812
Lumen Technologies, FRN, 1M TSFR
+ 6.00%, 10.316%, 6/1/28  9,015 9,175
QualityTech, FRN, 1M TSFR +
3.50%, 7.723%, 11/4/31 (6) 8,539 8,560
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.43%, 3/9/27  11,675 11,266
113,007
Restaurants  0.6%
Dave & Buster's, FRN, 3M TSFR +
3.25%, 7.563%, 6/29/29  10,004 9,647
IRB Holding, FRN, 1M TSFR +
2.50%, 6.816%, 12/15/27  19,905 19,885
29,532
Retail  1.1%
Boots Group Finco, FRN, 3M TSFR +
3.50%, 7/17/32 (3) 17,285 17,321
Par/Shares $ Value
(Amounts in 000s)
‡
Petco Health & Wellness, FRN, 1M
TSFR + 3.25%, 7.807%, 3/3/28 (3) 5,000 4,815
PetSmart, FRN, 1M TSFR + 4.00%,
8.36%, 8/18/32 (3) 17,177 16,995
Victra Holdings, FRN, 3M TSFR +
4.25%, 8.546%, 3/31/29  13,642 13,663
52,794
Satellites  0.5%
Connect Finco, FRN, 1M TSFR +
4.50%, 8.816%, 9/27/29 (3) 17,735 17,480
Iridium Satellite, FRN, 1M TSFR +
2.25%, 6.566%, 9/20/30  4,938 4,911
Viasat, FRN, 1M TSFR + 4.50%,
5/30/30 (3) 810 803
23,194
Services  7.9%
Acuren Delaware Holdco, FRN, 1M
TSFR + 2.75%, 7.066%, 7/30/31  10,077 10,077
Aggreko Holdings, FRN, 3M TSFR +
3.00%, 7.215%, 5/1/31 (3) 20,893 20,939
Allied Universal Holdco, FRN, 1M
TSFR + 3.25%, 8/6/32 (3) 51,181 51,326
Anticimex Global B1, FRN, 3M TSFR
+ 3.40%, 7.76%, 11/16/28  8,271 8,277
Anticimex Global B6, FRN, 3M TSFR
+ 3.40%, 7.76%, 11/16/28  2,238 2,240
Ascend Learning, FRN, 1M TSFR +
3.00%, 7.316%, 12/11/28  13,686 13,674
Ascend Learning, FRN, 1M TSFR +
5.75%, 10.166%, 12/10/29 (3) 14,673 14,659
Boost Newco Borrower, FRN, 3M
TSFR + 2.00%, 6.296%, 1/31/31  15,813 15,817
Clearwater Analytics, FRN, 6M TSFR
+ 2.25%, 6.46%, 4/21/32  6,605 6,609
Crown Subsea Communications
Holding, FRN, 3M TSFR + 3.50%,
7.818%, 1/30/31  6,400 6,446
Dayforce, FRN, 3M TSFR + 2.00%,
6.308%, 3/1/31 (6) 10,311 10,311
EG America, FRN, 3M TSFR +
3.50%, 7.699%, 2/7/28 (3) 13,944 13,998
Fortress Intermediate 3, FRN, 1M
TSFR + 3.00%, 7.255%, 6/27/31  14,115 14,133
Fugue Finance, FRN, 3M TSFR +
2.75%, 6.949%, 1/9/32  3,713 3,718
Hertz, Term B, FRN, 3M TSFR +
3.50%, 8.07%, 6/30/28  9,738 8,302
Hertz, Term C, FRN, 3M TSFR +
3.50%, 8.07%, 6/30/28  1,912 1,630
HireRight Holdings, FRN, 1M TSFR +
3.25%, 7.566%, 9/27/30  9,025 8,467
HomeServe USA Holding, FRN, 1M
TSFR + 2.00%, 6.34%, 10/21/30 (3) 4,522 4,512
Icon Parent, FRN, 1M TSFR +
2.75%, 7.09%, 11/13/31  20,813 20,818
Icon Parent, FRN, 6M TSFR +
5.00%, 9.205%, 11/12/32  14,485 14,648
Mermaid Bidco, FRN, 3M TSFR +
3.25%, 7.571%, 7/3/31  15,343 15,353

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Project Boost Purchaser, FRN, 3M
TSFR + 2.75%, 7.068%, 7/2/31 (3) 13,602 13,583
Renaissance Holdings, FRN, 1M
TSFR + 4.00%, 8.316%, 4/5/30  3,815 3,286
Sabre GLBL, FRN, 1M TSFR +
5.00%, 9.416%, 6/30/28  5,123 4,828
Sabre GLBL, FRN, 1M TSFR +
6.00%, 10.416%, 11/15/29  7,746 7,378
Shift4 Payments, FRN, 3M TSFR +
2.75%, 7.048%, 6/30/32  6,650 6,703
Staples, FRN, 3M TSFR + 5.75%,
10.046%, 9/4/29  4,646 4,251
TK Elevator U.S. Newco, FRN, 6M
TSFR + 3.00%, 7.197%, 4/30/30  7,728 7,753
UKG, FRN, 3M TSFR + 2.50%,
6.81%, 2/10/31  72,364 72,304
Wash BidCo, FRN, 1M TSFR +
3.25%, 8/9/32 (3) 6,185 6,197
392,237
Utilities  3.8%
Alpha Generation, FRN, 1M TSFR +
2.00%, 6.316%, 9/30/31  24,979 24,927
Cogentrix Finance Holdco I, FRN, 3M
TSFR + 2.25%, 6.565%, 2/26/32 (3) 22,407 22,458
Compass Power Generation, FRN,
1M TSFR + 3.25%, 7.566%, 4/14/29  3,716 3,738
Constellation Renewables, FRN, 3M
TSFR + 2.25%, 6.449%, 12/15/27  13,900 13,889
Cornerstone Generation, FRN, 3M
TSFR + 3.25%, 7.476%, 8/11/32  26,425 26,584
Edgewater Generation, FRN, 1M
TSFR + 3.00%, 7.316%, 8/1/30  17,922 17,959
Hamilton Projects Acquiror, FRN, 1M
TSFR + 2.50%, 6.816%, 5/30/31 (3) 11,074 11,102
MRP Buyer, FRN, 1M TSFR +
3.25%, 2.876%, 6/4/32 (4) 838 824
MRP Buyer, FRN, 1M TSFR +
3.25%, 7.566%, 6/4/32  6,587 6,477
Pike, FRN, 1M TSFR + 3.00%,
7.43%, 1/21/28  7,309 7,344
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.733%, 5/17/30  14,098 14,127
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.733%, 12/13/31  29,791 29,866
TerraForm Power Operating, FRN,
3M TSFR + 2.00%, 6.296%, 5/21/29  9,337 9,313
188,608
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 4.25%,
8.566%, 9/19/30  9,504 9,390
Asurion, FRN, 1M TSFR + 4.25%,
8.666%, 8/19/28  21,330 21,300
Asurion, FRN, 1M TSFR + 5.25%,
9.68%, 1/31/28  26,675 25,917
Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M TSFR + 5.25%,
9.68%, 1/20/29  28,308 26,817
83,424
Total Bank Loans (Cost
$4,333,393) 4,343,295
CONVERTIBLE PREFERRED STOCKS  0.1%
Insurance  0.1%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $6,900 (5)(6)(8) 287 6,900
Total Convertible Preferred Stocks
(Cost $6,900) 6,900
CORPORATE BONDS  8.3%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (1) 3,190 3,254
3,254
Automotive  1.1%
Ford Motor Credit, FRN, SOFR +
2.95%, 7.306%, 3/6/26  15,635 15,717
Rivian Holdings, 10.00%, 1/15/31 (1) 40,070 37,766
53,483
Broadcasting  0.7%
Gray Media, 9.625%, 7/15/32 (1) 7,475 7,494
Gray Media, 10.50%, 7/15/29 (1) 6,590 7,167
Neptune Bidco U.S., 9.29%,
4/15/29 (1) 9,995 9,920
Univision Communications, 8.00%,
8/15/28 (1) 4,609 4,776
Univision Communications, 9.375%,
8/1/32 (1) 4,945 5,204
34,561
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (1) 1,445 1,490
1,490
Cable Operators  0.3%
CSC Holdings, 11.25%, 5/15/28 (1) 10,080 10,055
Directv Financing, 10.00%,
2/15/31 (1) 5,200 5,161
15,216
Energy  0.3%
NGL Energy Operating, 8.125%,
2/15/29 (1) 2,975 3,031
Venture Global LNG, 9.50%,
2/1/29 (1) 4,320 4,747
Venture Global LNG, VR, 9.00% (1)
(9)(10) 6,040 5,987
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (1) 3,980 4,363
18,128
Entertainment & Leisure  0.1%
NCL, 8.125%, 1/15/29 (1) 3,913 4,109
4,109

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial  1.3%
Acrisure, 8.50%, 6/15/29 (1) 6,600 6,930
Alliant Holdings Intermediate, 6.75%,
10/15/27 (1) 4,250 4,245
Alliant Holdings Intermediate, 6.75%,
4/15/28 (1) 1,980 2,015
Aretec Group, 10.00%, 8/15/30 (1) 4,200 4,573
Hightower Holding, 9.125%,
1/31/30 (1) 4,525 4,842
HUB International, 7.25%, 6/15/30 (1) 7,825 8,177
HUB International, 7.375%,
1/31/32 (1) 4,370 4,577
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 11,650 12,291
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (1) 6,425 6,818
Navient, 9.375%, 7/25/30  3,710 4,053
USI, 7.50%, 1/15/32 (1) 7,239 7,655
66,176
Health Care  0.8%
1261229 B.C., 10.00%, 4/15/32 (1) 4,640 4,814
CHS, 10.875%, 1/15/32 (1) 13,040 13,757
LifePoint Health, 11.00%,
10/15/30 (1) 18,470 20,317
38,888
Information Technology  1.1%
Cloud Software Group, 6.625%,
8/15/33 (1) 4,840 4,907
Cloud Software Group, 8.25%,
6/30/32 (1) 4,520 4,837
Cloud Software Group, 9.00%,
9/30/29 (1) 34,950 36,304
X.AI, 12.50%, 6/30/30  7,155 7,119
53,167
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,810 4,239
4,239
Other Telecommunications  0.7%
Level 3 Financing, 4.875%,
6/15/29 (1) 5,220 4,868
Level 3 Financing, 6.875%,
6/30/33 (1) 3,550 3,576
Level 3 Financing, 7.00%, 3/31/34 (1) 12,430 12,461
Level 3 Financing, 10.00%,
10/15/32 (1) 9,435 9,423
Level 3 Financing, 10.75%,
12/15/30 (1) 3,905 4,398
34,726
Printing & Publishing  0.1%
Getty Images, 11.25%, 2/21/30 (1) 6,810 6,401
6,401
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (1) 3,115 3,310
3,310
Par/Shares $ Value
(Amounts in 000s)
‡
Services  0.7%
Allied Universal Holdco, 7.875%,
2/15/31 (1) 4,057 4,255
Boost Newco Borrower, 7.50%,
1/15/31 (1) 2,780 2,947
EG Global Finance, 12.00%,
11/30/28 (1) 9,905 10,949
Sabre GLBL, 10.75%, 11/15/29 (1) 7,117 6,912
Sabre GLBL, 11.125%, 7/15/30 (1) 6,590 6,458
UKG, 6.875%, 2/1/31 (1) 1,965 2,026
33,547
Telephones  0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 5.154%,
3/20/26  9,405 9,421
9,421
Utilities  0.6%
NRG Energy, VR, 10.25% (1)(9)(10) 5,935 6,528
Talen Energy Supply, 8.625%,
6/1/30 (1) 7,865 8,376
Vistra, VR, 8.00% (1)(9)(10) 2,341 2,388
Vistra, Series C, VR, 8.875% (1)(9)
(10) 13,025 14,165
31,457
Total Corporate Bonds (Cost
$405,107) 411,573
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $8,264 (6)(8) 8 8,400
Total Preferred Stocks (Cost
$8,264) 8,400
SHORT-TERM INVESTMENTS  8.7%
Money Market Funds  8.7%
T. Rowe Price Government Reserve
Fund, 4.37% (11)(12) 432,620 432,620
Total Short-Term Investments
(Cost $432,620) 432,620
Total Investments in
Securities 105.0%
(Cost $5,187,278) $ 5,203,784
Other Assets Less Liabilities
(5.0)% (245,461)
Net Assets 100.0% $ 4,958,323

T. ROWE PRICE Institutional Floating Rate Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $376,259 and represents 7.6% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at August 31, 2025, were $4,493 and were valued at $4,478 (0.1% of net assets).
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $15,300 and represents 0.3% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.340% (SOFR + 0.00%) at Maturity, 12/22/25 12,405 160 — 160
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.340% (SOFR + 0.00%) at Maturity, 3/20/26 12,405 168 — 168
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.359% (SOFR + 0.00%) at Maturity, 9/22/25 25,313 680 — 680
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index Quarterly, Pay Variable 4.359% (SOFR + 0.00%) at Maturity, 12/22/25 6,625 184 — 184
Total Bilateral Total Return Swaps — 1,192
Total Bilateral Swaps — 1,192

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 11/21/25 USD 20,594 EUR 17,542 $ (34)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (34)

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.37% $ —# $ — $ 4,073+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government Reserve Fund, 4.37% $ 443,623  ¤  ¤ $ 432,620^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,073 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $432,620.

T. Rowe Price Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. Rowe Price Institutional Floating Rate Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 412,569 $ — $ 412,569
Bank Loans — 4,259,849 83,446 4,343,295
Convertible Preferred Stocks — — 6,900 6,900
Preferred Stocks — — 8,400 8,400
Short-Term Investments 432,620 — — 432,620
Total Securities 432,620 4,672,418 98,746 5,203,784
Swaps — 1,192 — 1,192
Total $ 432,620 $ 4,673,610 $ 98,746 $ 5,204,976
Liabilities
Forward Currency Exchange Contracts $ — $ 34 $ — $ 34
1
Includes Asset-Backed Securities and Corporate Bonds.

T. Rowe Price Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2025, totaled $409,000 for the period ended August 31, 2025. During the period, transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E170-054Q1 08/25
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
8/31/25
Investment in Securities
Bank Loans $ 207,319 $ 423 $ 30,992 $ (64,261) $ (91,027) $ 83,446
Convertible Preferred Stocks 6,900 — — — — 6,900
Preferred Stocks 8,406 (6) — — — 8,400
Total $ 222,625 $ 417 $ 30,992 $ (64,261) $ (91,027) $ 98,746